Parent Company Financial Information-Balance Sheet (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash	$ 7,807,478	$ 7,029,604	$ 5,345,394
Securities available for sale	42,609,727	42,566,577
Other assets	1,776,673	1,953,767
Total assets	300,662,859	295,880,106
Liabilities and Stockholders' Equity
Other liabilities	1,726,692	1,601,390
Note payable	275,250	275,250
Company guaranteed trust preferred securities	3,403,000	3,403,000
Stockholders' equity	8,416,584	8,201,684	9,241,905
Total liabilities and stockholders' equity	300,662,859	295,880,106
Parent Company
Assets
Cash	4,817	13,051	14,584
Investment in subsidiaries	12,568,312	12,115,516
Investment in trust preferred securities	103,000	103,000
Securities available for sale	50,000	50,000
Other assets	64,839	73,239
Total assets	12,790,968	12,354,806
Liabilities and Stockholders' Equity
Other liabilities	696,134	474,872
Note payable	275,250	275,250
Company guaranteed trust preferred securities	3,403,000	3,403,000
Stockholders' equity	8,416,584	8,201,684
Total liabilities and stockholders' equity	$ 12,790,968	$ 12,354,806